Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EMPLOYEE STOCK OWNERSHIP PLAN
EMPLOYEE STOCK OWNERSHIP PLAN
During 2007, the Bank implemented an Employee Stock Ownership Plan (“ESOP”), which covers substantially all of its employees. In connection with the second step stock offering on October 4, 2012, the Company issued 270,768 shares of common stock which were added to 59,650 allocated converted shares and 178,949 unallocated converted shares from the original ESOP for a total of 509,367 shares. The 449,717 unallocated shares of common stock are eligible for allocation under the ESOP in exchange for a twenty-year note in the amount of $3.6 million. The $3.6 million for the ESOP share purchase was borrowed from the Company with the ESOP shares being pledged as collateral for the loan.
The loan is secured by shares purchased with the loan proceeds and will be repaid by the ESOP with funds from the Bank’s contributions to the ESOP and earnings on ESOP assets. The Company is able to make discretionary contributions to the ESOP, as well as pay dividends on unallocated shares to the ESOP, and the ESOP uses funds it receives to repay the loan. When loan payments are made, ESOP shares are allocated to participants based on relative compensation and ESOP expense is recorded. Dividends on allocated shares increase participant accounts.
Participants receive the shares at the end of employment. During the year ended December 31, 2015 and 2014, 7,968 and 7,927 allocated shares, respectively, were distributed to former participants.
Contributions to the ESOP during the years ended December 31, 2015 and 2014 were $166,000 and $164,000, respectively. ESOP related expenses totaled $310,000 and $251,000, respectively, during the years ended December 31, 2015 and 2014.
Shares held by the ESOP were as follows at the dates indicated:

	December 31,
	2015	2014
	(Dollars in thousands)
Allocated to participants	119,036	104,518
Unearned	359,773	382,259
Total ESOP shares	478,809	486,777
Fair value of unearned shares	$5,469	$4,774